UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 – Schedule of Investments

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 0.6%	Jefferson County, Alabama, Limited Obligation School
	Warrants, Series A, 5%, 1/01/10	$ 685	$ 603,273
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
	Residential Care Facility Revenue Bonds (Capstone Village, Inc.
	Project), Series A, 5.875%, 8/01/36 (a)(b)	1,820	785,676

			1,388,949

Alaska - 0.3%	Alaska Industrial Development and Export Authority Revenue
	Bonds (Williams Lynxs Alaska Cargoport), AMT, 7.80%,
	5/01/14	770	717,563

Arizona - 7.5%	Coconino County, Arizona, Pollution Control Corporation
	Revenue Refunding Bonds (Tucson Electric Power - Navajo),
	AMT, Series A, 7.125%, 10/01/32	3,000	2,587,860
	Coconino County, Arizona, Pollution Control Corporation
	Revenue Refunding Bonds (Tucson Electric Power - Navajo),
	Series B, 7%, 10/01/32	2,500	2,281,750
	Maricopa County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project 1), Series A, 6.625%,
	7/01/20	1,625	1,218,961
	Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds
	(Sun King Apartments Project), Series A, 6.75%, 5/01/31	1,615	1,119,631
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding
	Bonds (America West Airlines, Inc. Project), AMT, 6.30%,
	4/01/23	4,800	2,821,056
	Pima County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project), Series E, 7.25%, 7/01/31	1,375	1,148,799
	Pima County, Arizona, IDA, Education Revenue Refunding
	Bonds (Arizona Charter Schools Project), Series O, 5.25%,
	7/01/31	500	320,065
	Pima County, Arizona, IDA, Education Revenue Refunding
	Bonds (Arizona Charter Schools Project II), Series A, 6.75%,
	7/01/11 (c)	415	464,995
	Pima County, Arizona, IDA, Education Revenue Refunding
	Bonds (Arizona Charter Schools Project II), Series A, 6.75%,
	7/01/31	675	530,550
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/32	2,840	1,869,742

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue
CABS	Capital Appreciation Bonds		Bonds
EDA	Economic Development Authority	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HDA	Housing Development Authority	S/F	Single-Family
IDA	Industrial Development Authority

1

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, 5%, 12/01/37	$ 1,850	$ 1,186,553
	Show Low, Arizona, Improvement District Number 5, Special
	Assessment Bonds, 6.375%, 1/01/15	865	811,370

			16,361,332

California - 3.7%	California State Various Purpose, GO, 5.25%, 11/01/25	1,900	1,901,558
	Fontana, California, Special Tax, Refunding (Community
	Facilities District Number 22 - Sierra), 6%, 9/01/34	1,320	978,173
	San Jose, California, Airport Revenue Refunding Bonds, AMT,
	Series A, 5.50%, 3/01/32 (d)	4,290	3,721,790
	Southern California Public Power Authority, Natural Gas
	Project Number 1 Revenue Bonds, Series A, 5%, 11/01/29	2,085	1,357,669

			7,959,190

Colorado - 4.8%	Colorado Health Facilities Authority, Revenue Refunding
	Bonds (Christian Living Communities Project), Series A,
	5.75%, 1/01/26	650	490,893
	Denver, Colorado, City and County Airport Revenue Bonds,
	AMT, Series D, 7.75%, 11/15/13 (d)	1,540	1,669,545
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series A, 7.10%, 9/01/14	1,410	1,387,623
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series A, 7.30%, 9/01/22	2,095	1,823,823
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series B, 7.45%, 9/01/31	260	205,993
	North Range Metropolitan District Number 1, Colorado, GO,
	7.25%, 12/15/11 (c)	1,760	2,011,944
	Plaza Metropolitan District Number 1, Colorado, Tax
	Allocation Revenue Bonds (Public Improvement Fees), 8%,
	12/01/25	2,850	2,416,771
	Plaza Metropolitan District Number 1, Colorado, Tax
	Allocation Revenue Bonds (Public Improvement Fees),
	8.125%, 12/01/25	525	432,085

			10,438,677

Connecticut - 1.8%	Connecticut State Development Authority, Airport Facility
	Revenue Bonds (Learjet, Inc. Project), AMT, 7.95%, 4/01/26	680	583,277
	Connecticut State Development Authority, IDR (AFCO Cargo
	BDL-LLC Project), AMT, 8%, 4/01/30	3,490	2,956,693
	Mashantucket Western Pequot Tribe, Connecticut, Revenue
	Refunding Bonds, Sub-Series A, 5.50%, 9/01/36	885	431,880

			3,971,850

Florida - 10.1%	Capital Region Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	945	659,846
	Greater Orlando Aviation Authority, Florida, Airport Facilities
	Revenue Bonds (JetBlue Airways Corp.), AMT, 6.375%,
	11/15/26	1,180	750,256

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Halifax Hospital Medical Center, Florida, Hospital Revenue
	Refunding Bonds, Series A, 5%, 6/01/38	$ 1,160	$ 801,699
	Harbor Bay, Florida, Community Development District,
	Capital Improvement Special Assessment Revenue Bonds,
	Series A, 7%, 5/01/33	490	446,091
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue
	Bonds (National Gypsum Company), AMT, Series A, 7.125%,
	4/01/30	2,000	1,098,180
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue
	Bonds (National Gypsum Company), AMT, Series B, 7.125%,
	4/01/30	1,540	845,599
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds
	(Tampa General Hospital Project), 5%, 10/01/36	4,170	2,976,838
	Jacksonville, Florida, Economic Development Commission,
	Health Care Facilities, Revenue Refunding Bonds (Florida
	Proton Therapy Institute), Series A, 6%, 9/01/17	920	777,685
	Jacksonville, Florida, Economic Development Commission,
	IDR (Gerdau Ameristeel US, Inc.), AMT, 5.30%, 5/01/37	1,300	581,698
	Lee County, Florida, IDA, IDR (Lee Charter Foundation),
	Series A, 5.375%, 6/15/37	2,620	1,447,105
	Midtown Miami, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	3,255	2,052,082
	Orlando, Florida, Urban Community Development District,
	Capital Improvement Special Assessment Bonds, Series A,
	6.95%, 5/01/11 (c)	2,245	2,491,074
	Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds,
	6.25%, 7/01/28	3,040	2,045,373
	Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village on the
	Isle Project), 5.50%, 1/01/27	860	535,694
	Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village on the
	Isle Project), 5.50%, 1/01/32	795	457,713
	Sumter Landing Community Development District, Florida,
	Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	2,405	1,476,189
	Tolomato Community Development District, Florida, Special
	Assessment Bonds, 6.65%, 5/01/40	2,680	1,696,386
	Waterchase, Florida, Community Development District,
	Capital Improvement Revenue Bonds, Series A, 6.70%,
	5/01/11 (c)	895	988,277

			22,127,785

Georgia - 2.0%	Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes
	Project), 5.50%, 1/01/31	640	419,904
	Clayton County, Georgia, Tax Allocation Bonds (Ellenwood
	Project), 7.50%, 7/01/33	2,375	1,980,892

3

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue
	Bonds, Series A, 6.375%, 7/15/38 (a)(b)	$ 940	$ 282,000
	Rockdale County, Georgia, Development Authority Revenue
	Bonds (Visy Paper Project), AMT, Series A, 6.125%, 1/01/34	2,435	1,583,188

			4,265,984

Illinois - 5.3%	Chicago, Illinois, O'Hare International Airport, Special Facility
	Revenue Refunding Bonds (American Airlines, Inc. Project),
	5.50%, 12/01/30	4,140	1,792,993
	Illinois State Finance Authority Revenue Bonds (Clare At
	Water Tower Project), Series A, 6.125%, 5/15/38	2,950	1,637,869
	Illinois State Finance Authority Revenue Bonds (Landing At
	Plymouth Place Project), Series A, 6%, 5/15/37	600	363,054
	Illinois State Finance Authority Revenue Bonds (Monarch
	Landing, Inc. Project), Series A, 7%, 12/01/37	820	557,182
	Illinois State Finance Authority Revenue Bonds (Primary
	Health Care Centers Program), 6.60%, 7/01/24	685	504,687
	Illinois State Finance Authority Revenue Bonds (Rush
	University Medical Center Obligated Group Project), Series A,
	7.25%, 11/01/38	2,355	2,377,443
	Illinois State Finance Authority Revenue Bonds (Rush
	University Medical Center Obligated Group Project), Series B,
	7.25%, 11/01/30	1,170	1,194,266
	Lincolnshire, Illinois, Special Service Area Number 1, Special
	Tax Bonds (Sedgebrook Project), 6.25%, 3/01/34	1,070	668,472
	Lombard, Illinois, Public Facilities Corporation, First Tier
	Revenue Bonds (Conference Center and Hotel), Series A-1,
	7.125%, 1/01/36	2,600	1,746,030
	Village of Wheeling, Illinois, Revenue Bonds (North
	Milwaukee/Lake-Cook Tax Increment Financing (TIF)
	Redevelopment Project), 6%, 1/01/25	825	610,789

			11,452,785

Indiana - 0.8%	Vanderburgh County, Indiana, Redevelopment Commission,
	Redevelopment District Tax Allocation Bonds, 5.25%,
	2/01/31	1,200	932,904
	Vigo County, Indiana, Hospital Authority Revenue Bonds
	(Union Hospital, Inc.), 5.70%, 9/01/37	615	398,600
	Vigo County, Indiana, Hospital Authority Revenue Bonds
	(Union Hospital, Inc.), 5.75%, 9/01/42	765	480,068

			1,811,572

Iowa - 1.2%	Iowa Finance Authority, Health Care Facilities, Revenue
	Refunding Bonds (Care Initiatives Project), 9.25%, 7/01/11 (c)	2,165	2,564,421

Kansas - 0.1%	Wyandotte County, Kansas, Kansas City Unified Government
	Revenue Refunding Bonds (General Motors Corporation
	Project), 6%, 6/01/25	1,770	256,650

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Louisiana - 2.6%	Louisiana Local Government Environmental Facilities and
	Community Development Authority Revenue Bonds (Westlake
	Chemical Corporation), 6.75%, 11/01/32	$ 3,000	$ 1,976,670
	Louisiana Public Facilities Authority, Hospital Revenue Bonds
	(Franciscan Missionaries of Our Lady Health System, Inc.),
	Series A, 5.25%, 8/15/36	1,870	1,529,473
	Saint John Baptist Parish, Louisiana, Revenue Bonds
	(Marathon Oil Corporation), Series A, 5.125%, 6/01/37	2,950	2,156,362

			5,662,505

Maryland - 1.4%	Maryland State Economic Development Corporation Revenue
	Refunding Bonds (Baltimore Association for Retarded Citizens-
	Health and Mental Hygiene Program), Series A, 7.75%,
	3/01/25	1,815	1,664,555
	Maryland State Energy Financing Administration, Limited
	Obligation Revenue Bonds (Cogeneration-AES Warrior Run),
	AMT, 7.40%, 9/01/19	1,500	1,124,715
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (Washington Christian Academy),
	5.50%, 7/01/38	590	301,903

			3,091,173

Massachusetts - 1.7%	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Jordan Hospital), Series E, 6.75%,
	10/01/33	1,150	823,549
	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Bay Cove Human
	Services Issue), Series A, 5.90%, 4/01/28	1,945	1,351,697
	Massachusetts State Port Authority, Special Facilities
	Revenue Bonds (Delta Air Lines, Inc. Project), AMT, Series A,
	5.50%, 1/01/19 (d)	2,400	1,502,112

			3,677,358

Michigan - 3.4%	Advanced Technology Academy, Michigan, Revenue Bonds,
	6%, 11/01/37	900	621,855
	Macomb County, Michigan, Hospital Finance Authority,
	Hospital Revenue Bonds (Mount Clemens General Hospital),
	Series B, 5.875%, 11/15/13 (c)	1,635	1,915,550
	Monroe County, Michigan, Hospital Financing Authority,
	Hospital Revenue Refunding Bonds (Mercy Memorial Hospital
	Corporation), 5.50%, 6/01/35	1,740	999,752
	Royal Oak, Michigan, Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (William Beaumont Hospital),
	8.25%, 9/01/39	3,735	3,959,474

			7,496,631

Minnesota - 0.9%	Minneapolis, Minnesota, Health Care System Revenue
	Refunding Bonds (Fairview Health Services), Series A, 6.75%,
	11/15/32	1,785	1,860,916

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Missouri - 0.3%	Kansas City, Missouri, IDA, First Mortgage Health Facilities
	Revenue Bonds (Bishop Spencer Place), Series A, 6.50%,
	1/01/35	$ 1,000	$ 668,710

Nevada - 0.6%	Clark County, Nevada, IDR (Nevada Power Company Project),
	AMT, Series A, 5.60%, 10/01/30	1,380	939,352
	Clark County, Nevada, Improvement District Number 142,
	Special Assessment Bonds, 6.375%, 8/01/23	630	453,846

			1,393,198

New Hampshire - 0.3%	New Hampshire Health and Education Facilities Authority,
	Hospital Revenue Bonds (Catholic Medical Center), 5%,
	7/01/36	1,165	729,325

New Jersey - 10.4%	Camden County, New Jersey, Pollution Control Financing
	Authority, Solid Waste Resource Recovery, Revenue
	Refunding Bonds, AMT, Series A, 7.50%, 12/01/10	9,000	9,014,310
	Camden County, New Jersey, Pollution Control Financing
	Authority, Solid Waste Resource Recovery, Revenue
	Refunding Bonds, AMT, Series B, 7.50%, 12/01/09	125	125,251
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%,
	6/15/24	3,065	2,397,504
	New Jersey EDA, IDR, Refunding (Newark Airport Marriott
	Hotel), 7%, 10/01/14	2,500	2,240,200
	New Jersey EDA, Retirement Community Revenue Bonds
	(Cedar Crest Village, Inc. Facility), Series A, 7.25%, 11/15/11 (c)	1,665	1,892,672
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 6.25%, 9/15/19	2,000	1,475,620
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 6.25%, 9/15/29	3,330	2,146,451
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 9%, 6/01/33	1,250	1,062,187
	New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (Pascack Valley Hospital Association), 6.625%,
	7/01/36 (a)(b)	2,000	62,400
	New Jersey Health Care Facilities Financing Authority,
	Revenue Refunding Bonds (Saint Joseph's Healthcare System),
	6.625%, 7/01/38	2,410	1,740,719
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, CABS, Series C,
	5.048%, 12/15/35 (d)(e)	3,450	629,418

			22,786,732

New Mexico - 1.1%	Farmington, New Mexico, PCR, Refunding (Tucson Electric
	Power Company - San Juan Project), Series A, 6.95%,
	10/01/20	2,500	2,470,475

New York - 6.0%	Dutchess County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Saint Francis Hospital), Series A, 7.50%,
	3/01/29	1,400	1,261,834

6

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series C, 6.50%, 11/15/28	$ 3,685	$ 4,056,780
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds, Series C, 6.80%, 6/01/28	510	489,355
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (Special Needs Facilities Pooled Program), Series C-1,
	6.625%, 7/01/29	1,515	1,149,779
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport),
	AMT, 8%, 8/01/28	1,045	802,205
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (British Airways Plc Project), AMT, 7.625%, 12/01/32	2,400	1,705,728
	New York Liberty Development Corporation Revenue Bonds
	(National Sports Museum Project), Series A, 6.125%, 2/15/19	870	870
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series C, 5.50%, 7/01/26	1,470	1,348,299
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (New York University
	Hospital Center), Series A, 5%, 7/01/20	2,960	2,179,892
	Westchester County, New York, IDA, Continuing Care
	Retirement, Mortgage Revenue Bonds (Kendal on Hudson
	Project), Series A, 6.50%, 1/01/13 (c)	100	118,156

			13,112,898

North Carolina - 1.7%	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Refunding Bonds (Deerfield
	Episcopal Project), Series A, 6.125%, 11/01/38	2,335	1,785,761
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Bonds (Givens Estates
	Project), Series A, 6.50%, 7/01/13 (c)	1,500	1,792,545

			3,578,306

Ohio - 1.9%	Buckeye Tobacco Settlement Financing Authority, Ohio,
	Tobacco Settlement Asset-Backed Bonds, Series A-2, 5.125%,
	6/01/24	2,390	1,738,080
	Buckeye Tobacco Settlement Financing Authority, Ohio,
	Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%,
	6/01/47	3,935	2,457,880

			4,195,960

Oklahoma - 0.4%	Tulsa County, Oklahoma, Home Finance Authority, S/F
	Mortgage Revenue Refunding Bonds, AMT, Series C, 5.25%,
	12/01/38 (f)	972	831,488

Pennsylvania - 7.9%	Allegheny County, Pennsylvania, Hospital Development
	Authority, Revenue Refunding Bonds (West Penn Allegheny
	Health System), Series A, 5.375%, 11/15/40	3,015	1,621,859
	Bucks County, Pennsylvania, IDA, Retirement Community
	Revenue Bonds (Ann's Choice, Inc.), Series A, 6.125%,	200	143,832

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Bucks County, Pennsylvania, IDA, Retirement Community
	Revenue Bonds (Ann's Choice, Inc.), Series A, 6.25%, 1/01/35	$ 1,550	$ 1,032,532
	Harrisburg, Pennsylvania, Authority, University Revenue
	Bonds (Harrisburg University of Science), Series B, 6%,
	9/01/36	900	677,214
	Lancaster County, Pennsylvania, Hospital Authority Revenue
	Bonds (Brethren Village Project), Series A, 6.25%, 7/01/26	685	569,591
	Lancaster County, Pennsylvania, Hospital Authority Revenue
	Bonds (Brethren Village Project), Series A, 6.50%, 7/01/40	590	456,135
	Montgomery County, Pennsylvania, IDA, Revenue Bonds
	(Whitemarsh Continuing Care Project), 6.125%, 2/01/28	2,330	1,498,866
	Pennsylvania Economic Development Financing Authority,
	Exempt Facilities Revenue Bonds (National Gypsum
	Company), AMT, Series A, 6.25%, 11/01/27	3,250	1,728,220
	Pennsylvania Economic Development Financing Authority,
	Exempt Facilities Revenue Bonds (Reliant Energy), AMT,
	Series B, 6.75%, 12/01/36	2,810	2,227,037
	Philadelphia, Pennsylvania, Authority for IDR (Air Cargo),
	AMT, Series A, 7.50%, 1/01/25	2,270	1,859,289
	Philadelphia, Pennsylvania, Authority for IDR, Commercial
	Development, 7.75%, 12/01/17	6,440	5,469,234

			17,283,809

Rhode Island - 0.8%	Central Falls, Rhode Island, Detention Facility Corporation,
	Revenue Refunding Bonds, 7.25%, 7/15/35	2,495	1,686,795

South Carolina - 0.4%	Connector 2000 Association, Inc., South Carolina, Toll Road
	and Capital Appreciation Revenue Bonds, Senior-Series B,
	8.661%, 1/01/14 (e)	1,485	802,360

Tennessee - 1.2%	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.058%, 1/01/40 (e)	6,785	536,829
	Shelby County, Tennessee, Health, Educational and Housing
	Facilities Board Revenue Bonds (Germantown Village), 6.25%,
	12/01/34	355	228,723
	Shelby County, Tennessee, Health, Educational and Housing
	Facilities Board Revenue Bonds (Germantown Village),
	Series A, 7.25%, 12/01/34	2,500	1,838,250

			2,603,802

Texas - 4.9%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company LLC Project), AMT, Series A, 7.70%, 4/01/33	2,550	1,402,500
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company Project), AMT, Series C, 5.75%, 5/01/36	2,885	1,965,926
	Harris County, Texas, Health Facilities Development
	Corporation, Hospital Revenue Refunding Bonds (Memorial
	Hermann Healthcare System), Series B, 7.125%, 12/01/31	1,500	1,565,670

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Houston, Texas, Airport System, Special Facilities Revenue
	Bonds (Continental Airlines), AMT, Series E, 6.75%, 7/01/21	$ 2,685	$ 2,034,612
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, Second Tier, Series F, 6.125%, 1/01/31	3,675	3,628,915

			10,597,623

Utah - 0.8%	Carbon County, Utah, Solid Waste Disposal, Revenue
	Refunding Bonds (Laidlaw Environmental), AMT, Series A,
	7.45%, 7/01/17	1,660	1,654,671

Virginia - 1.3%	Dulles Town Center, Virginia, Community Development
	Authority, Special Assessment Tax (Dulles Town Center
	Project), 6.25%, 3/01/26	1,455	1,030,504
	Fairfax County, Virginia, EDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/37	750	488,775
	Fairfax County, Virginia, EDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/42	450	286,605
	Lexington, Virginia, IDA, Residential Care Facility, Mortgage
	Revenue Refunding Bonds (Kendal at Lexington), Series A,
	5.375%, 1/01/28	540	360,823
	Tobacco Settlement Financing Corporation of Virginia,
	Revenue Refunding Bonds, Senior Series B-1, 5%, 6/01/47	1,320	692,102

			2,858,809

Washington - 0.5%	Washington State Housing Financing Commission, Nonprofit
	Revenue Bonds (Skyline at First Hill Project), Series A,
	5.625%, 1/01/38	1,750	1,028,423

Wisconsin - 0.6%	Wisconsin State Health and Educational Facilities Authority
	Revenue Bonds (New Castle Place Project), Series A, 7%,
	12/01/31	1,855	1,380,677

Wyoming - 2.4%	Sweetwater County, Wyoming, Solid Waste Disposal, Revenue
	Refunding Bonds (FMC Corporation Project), AMT, 5.60%,
	12/01/35	3,600	2,546,676
	Wyoming Municipal Power Agency, Power Supply Revenue
	Bonds, Series A, 5.375%, 1/01/42	3,030	2,767,451

			5,314,127

Guam - 0.4%	Guam Government Waterworks Authority, Water and
	Wastewater System, Revenue Refunding Bonds, 5.875%,
	7/01/35	1,155	914,413

US Virgin Islands - 1.1%	Virgin Islands Government Refinery Facilities, Revenue
	Refunding Bonds (Hovensa Coker Project), AMT, 6.50%,
	7/01/21	3,000	2,337,030

	Total Municipal Bonds - 93.2%		203,334,972

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (g)

District of Columbia -	District of Columbia, Water and Sewer Authority, Public Utility
1.9%	Revenue Refunding Bonds, 6%, 10/01/35	3,951	4,162,366

BlackRock MuniAssets Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (g)	(000)	Value

Florida - 3.6%	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
	(Miami International Airport), AMT, Series A, 5.25%, 10/01/33 (h)	$ 8,870	$ 7,864,053

Virginia - 3.9%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
	Series H, Sub-Series H-1, 5.375%, 7/01/36 (i)	8,690	8,476,661

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 9.4%		20,503,080

	Total Long-Term Investments (Cost - $275,595,644) - 102.6%		223,838,052

	Short-Term Securities	Shares

Money Market	Merrill Lynch Institutional Tax-Exempt Fund, 0.61% (j)(k)	2,400,000	2,400,000
Fund - 1.1%

	Total Short-Term Securities (Cost - $2,400,000) - 1.1%		2,400,000

	Total Investments (Cost - $277,995,644*) - 103.7%		226,238,052
	Other Assets Less Liabilities - 1.2%		2,652,039
Liability for Trust Certificates, Including Interest Expense and Fees
	Payable - (4.9)%		(10,794,161)

	Net Assets - 100.0%	$ 218,095,930

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 267,442,938

Gross unrealized appreciation	$ 4,258,605
Gross unrealized depreciation	(56,219,137)

Net unrealized depreciation	$ (51,960,532)

(a) Non-income producing security.

(b) Issuer filed for bankruptcy and/or is in default of interest payments.

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d) AMBAC Insured.

(e) Represents a zero coupon bond. Rate shown reflects the effective yield as of report date.

(f) GNMA Collateralized.

(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h) Assured Guaranty Insured.

(i) NPFGC Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

		Net
	Affiliate	Activity	Income

	Merrill Lynch Institutional Tax-Exempt Fund	(800,441)	$ 78,039

(k)	Represents the current yield as of report date.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniAssets Fund, Inc.

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: April 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniAssets Fund, Inc.

Date: April 22, 2009